Financial risk management and fair value estimates (Details 2)		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Operations Center in Argentina [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	40.83%	31.66%	29.91%
Debt ratio	[2]	40.58%	29.13%	25.27%
Operations Center in Israel [Member]
Disclosure of operating segments [line items]
Gearing ratio	[1]	82.85%	81.95%	82.74%
Debt ratio	[2]	148.46%	128.04%	137.75%

[1]	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
[2]	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).